Trade payables and accrued liabilities (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Trade payables and accrued liabilities
Trade payables	$ 656,681	$ 693,502
Due to related parties (Note 18)	33,225	275,512
Accrued liabilities	229,134	1,159,212
Trade payables and accrued liabilities	$ 919,040	$ 2,128,226